Accruals	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Accruals	36 Accruals

	2024	2023

Accrued interest	35	47

Accrued expenses	297	281

On December 31	332	328
The carrying amounts disclosed reasonably approximate the fair values at year-end.